UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Anne Ogan

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2017

	Shares	Value
Corporate Bond Trust Certificates - 30.37%

Direct Trust Certificates - 30.37%
Amg 6.375 08/15/42	36,500	932,575
Amtrust Finl Svcs Inc Sub Nt Exp 9/15/55	5,000	124,800
Apollo Global Mgmt LLC Pfd Ser 6.375%	16000	402560
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	825,280
Capitala Finance Corp. 7.125% - 6/16/21 Pfd - Series F	25,000	634,750
Ctl 6.625 09/15/55 Pfd	12,000	302,280
Ctl 7% 02/01/56	18,000	475,560
Ecc 7.75% 10/30/26	12,000	311,760
KKR Financial Holdings 6.5 12/31/49	10,000	258,000
KKR Financial Holdings 6.75 12/31/49	20,000	524,600
Landmark Infrastructure Partner	11,500	289,225
Lm 6.375 03/15/56	26,000	671,060
Main Street Capital Corp. - 6.125% 4/1/23 Series	15,800	410,958
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	764,709
Omam 5.125% 08/01/31	13,693	314,802
Rexr 5.875% 12/31/49	10,000	242,200
Saratoga Invt Corp Nt 6.75%	29,198	755,060
Ta 8 10/15/30	17,100	433,485
THL Credit, Inc. 6.75% 11/15/21 Pfd	15,000	384,000
Torchmark Corp. 12/15/52 - 5.875%	28,000	709,520
Triangle Capital Corp. 6.375% 3/15/22 Pfd	11,000	284,350
United States Cellular Corp. 7.25% 12/01/64	12,000	320,160
		10,371,694

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $10,245,282)		10,371,694

Investment Companies - 34.65%

Closed-End Income Funds - 21.74%
Aberdeen Asia-Pacific Income Fund, Inc.	320,000	1,596,800
BlackRock Credit Allocation Income Trust IV	100,000	1,316,000
Franklin Limited Duration Income Trust	62,749	751,106
MFS Intermediate Income Trust	375,000	1,616,250
Wells Fargo Advantage Multi-Sector Income Fund	41,600	554,528
Western Asset/Claymore Inflation Lkd Sec Inc Fd	30,000	345,300
Western Asset/Claymore Inflation-Linked Opportunit	107,000	1,195,190
Zweig Fund Inc.	4,603	51,185
		7,426,359

Closed-End Funds, Senior Securities - 12.92%
Bancroft Fund LTD 5.375% 12/31/49	10,000	249,000
Gabelli Equity Trust, Inc. 5.45 12/31/49	14,500	359,600
Gabelli Dividend & Income Trust Preferred A	25,000	650,500
Gabelli Dividend & Income Trust Preferred D	15,000	386,949
Gabelli Global Small and Mid Cap Value Trust 5.45 12/31/49	21,000	522,480
Gabelli Utility Trust 5.375% 12/31/49	27,740	690,274
Special Opportunities Fund, Inc. 3.500% 12/31/49	11,500	292,675
GDL Preferred Series B	25,000	1,260,000
		4,411,478

TOTAL INVESTMENT COMPANIES (Cost $11,724,263)		11,837,837

Traditional Preferred - 7.05%
AXIS Capital Holdings Ltd, 5.500% 12/31/49	5,000	117,950
Capital One Financial Corp F 6.2% 12/31/49	17,000	443,870
Charles Schwab 6% 12/31/49	12,000	320,160
Citigroup Inc. 6.3% 12/31/49 Pfd	12,000	316,920
Northern Trust Corp. 5.85% Series C Pfd	5,000	135,900
State Street Corp. - 6% 12/31/49 Pfd	11,000	288,640
Wells Fargo & Co. 6% 12/31/49	30,000	784,500

TOTAL TRADITIONAL PREFERRED (Cost $2,294,465)		2,407,940

REIT Senior Securities - 15.75%
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	20,000	511,398
Ashford Hospitality Prime, Inc. 5.5 12/31/49	35,000	688,450
Apollo Coml Real Estate Pfd Ser A 8.625%	20,000	511,454
Bluerock Residential Growth REIT 7.125% 12/31/49	15,000	368,700
Colony Northstar 7.125%	16,000	399,520
Digital Realty Trust, Inc. Preferred Series G	12,000	304,200
Summit Hotel Properties, Inc. 6.45% 12/31/49	26,195	659,197
Pebblebrook Hotel Tr Pfd Ser C 6.50%	10,000	252,600
Pennsylvania REIT Pfd Ser C 7.2% 1/27/2022	22,000	587,620
Psa 4.900% 12/31/49	15,000	337,350
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	23,000	603,750
Wheeler Real Estate Investment 8.750% 12/31/49	6,000	156,060
		5,380,299

TOTAL REIT SENIOR SECURITIES (Cost $5,085,725)		5,380,299

Money Market Funds - 11.96%
First American Funds Government Obligation Class Y 0.01% (a)	4,084,652	4,084,652
		4,084,652

TOTAL MONEY MARKET FUNDS (Cost $4,084,652)		4,084,652

TOTAL INVESTMENTS (Cost $33,434,387) 99.78%		34,082,422

Other Assets In Excess of Liabilities - 0.22%		73,628

TOTAL NET ASSETS - 100.00%		34,156,049

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2017.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2017

	Shares	Value
Common Stocks - 95.63%

Aerospace & Defense - 2.73%
BWX Technologies, Inc. Common S	41,920	1,995,392
		1,995,392

Airlines - 1.46%
Skywest, Inc.	31,174	1,067,710
		1,067,710

Auto Components - 0.49%
Horizon Global Corporation (a)	25,638	355,855
		355,855

Banks - 0.9%
HarborOne Bancorp, Inc. (a)	34,809	661,023
		661,023

Biotechnology - 0.58%
Bioverativ Inc. (a)	7,760	422,610
		422,610

Building Products - 6.5%
Allegion PLC	20,920	1,583,644
Armstrong Flooring, Inc. Common (a)	114,208	2,103,711
Masco Corporation	31,400	1,067,286
		4,754,641

Capital Markets - 0.25%
Donnelley Financial Solutions	9,331	179,995
		179,995

Chemicals - 5.2%

GCP Applied Technologies Inc. (a)	40,758	1,330,749
Ingevity Corporation (a)	6,516	396,499
Tronox Limited	88,540	1,633,563
Valvoline Inc.	18,067	443,545
		3,804,355

Commercial Services & Supplies - 0.14%
Kimball International, Inc.	6,340	104,610
		104,610
Construction & Engineering - 0.12%
Northwest Pipe Co. (a)	5,800	91,118
		91,118

Consumer Finance - 1.53%
Ally Financial, Inc. (a)	55,080	1,119,776
		1,119,776

Container & Packaging - 0.72%
WestRock Company	10,130	527,064
		527,064

Diversified Consumer Services - 0.26%
Collectors Universe, Inc.	7,247	189,147
		189,147

Diversified Financial Services - 4.43%
Fidelity National Financial, Inc. (a)	101,777	1,348,545
Voya Financial, Inc.	49,730	1,887,751
		3,236,296

Diversified Telecommunications Services - 0.56%
Cincinnati Bell, Inc. (a)	23,216	410,923
		410,923

Electric Utilities - 3.18%
Vistra Energy Corp Com (a)	142,560	2,323,728
		2,323,728

Electrical Equipment - 0.93%

Allied Motion Technologies Inc.	33,810	679,581
		679,581

Food & Staples Retailing - 0.68%
SpartanNash, Inc.	14,260	498,957
		498,957

Food Products - 2.77%
Nomad Foods Ltd. (a)	141,512	1,620,312
Post Holdings, Inc.	4,590	401,717
		2,022,029

Gas Utilities - 2.39%
ONE Gas, Inc.	12,180	823,368
South Jersey Industries, Inc.	25,960	925,474
		1,748,842

Health Care Equipment & Supplies - 5.62%
Fonar Corp.	35,790	628,115
Hill-Rom Holdings, Inc.	6,030	425,718
Utah Medical Products, Inc.	11,004	685,549
Varex Imanging Corp. (a)	52,760	1,772,736
Varian Medical Systems, Inc. (a)	6,570	598,724
		4,110,842

Health Care Providers & Services - 2.66%
BioTelemetry, Inc. (a)	44,910	1,300,145
Corvel Corp. (a)	14,785	643,148
		1,943,292

Health Care Technology - 2.11%
Allscripts Healthcare Solutions, Inc. (a)	51,270	650,104
Simulations Plus, Inc.	75,732	889,851
		1,539,955

Hotels, Restaurants & Leisure - 4.97%
Bob Evans Farms, Inc.	19,500	1,264,965
Eldorado Resorts, Inc.	74,309	1,406,298

J. Alexander's Holdings, Inc. C (a)	95,850	963,293
		3,634,555

Household Products - 1.09%
Energizer Holdings Inc.	29,240	1,630,130
		1,630,130

IT Services - 7.69%
Blackhawk Network Holdings, Inc. Class A (a)	19,074	774,404
Conduent Inc. (a)	113,070	1,897,315
Leidos Holdings, Inc.	35,170	1,798,594
Science Applications International Corp.	5,865	436,356
Startek	44,820	389,486
Virtusa Corporation (a)	10,746	324,744
		5,620,899

Internet & Catalog Retail - 5.36%
Liberty Interactive Corp. - Class A (a)	73,733	1,476,135
Liberty Ventures - Class A (a)	54,886	2,441,329
		3,917,464

Internet & Direct Marketing Retail - 5.36%
Liberty Expedia Hodlings Inc. (a)	20,744	943,437
		943,437

Internet Software & Services - 0.96%
Chubk	45,239	702,562
		702,562

Leisure Products - 1.21%
Acushnet Holdings Corp.	51,380	887,846
		887,846

Machinery - 1.32%
Manitex International, Inc.	6,629	44,414
SPX Corporation	37,968	920,724
		965,138

Media - 1.32%

Lamar Advertising Co. Class A	11,600	866,984
Liberty Braves Series C (a)	52,949	1,252,244
Liberty SiriusXM Series C (a)	57,760	2,239,933
TEGNA Inc.	20,810	533,152
Townsquare Media, Inc. - Class A (a)	58,097	707,621
Tribune Media Co. - Class A	37,364	1,392,556
		6,992,491

Metals & Mining- 1.13%
SunCoke Energy Inc.	92,441	828,271
		828,271

Oil, Gas & Consumable Fuels - 1.94%
Arch Coal, Inc.	9,490	654,241
Midstates Petroleum Company, Inc. (a)	11,790	217,526
QEP Resources, Inc. (a)	42,770	543,607
		1,415,373

Personal Products - 0.57%
Edgewell Personal Care Company	5,710	417,629
		417,629

Professional Services - 0.43%
BG Staffing, Inc.	22,030	315,249
		315,249

Real Estate Investment Trusts - 5.09%
Communications Sales & Leasing, Inc.	41,700	1,077,945
Cyrusone, Inc.	14,260	733,962
Independence Realty Trust, Inc.	110,640	1,036,697
Park Hotels & Resorts Inc. Comm	34,133	876,194
		3,724,798

Semiconductors & Semiconductor Equipment - 1.86%
Versum Materials, Inc. (a)	44,483	1,361,180
		1,361,180

Specialty Retail - 0.59%

Guess, Inc.	38,657	431,026
		431,026

Technology Harware, Storage & Peripheral - 1%
Diebold Nixdorf Inc.	23,890	733,423
		733,423

Thrifts & Mortgage Finance - 1.82%
TFS Financial Corp.	80,050	1,330,431
		1,330,431

Trading Companies & Distributors - 0.39%
Houston Wire & Cable Company	42,747.000	288,542
		288,542

TOTAL COMMON STOCKS (Cost $54,470,723)		69,928,186

Money Market Funds - 4%
First American Funds Government Obligation Class Y 0.01% (b)	2,925,332	2,925,332
		2,925,332

TOTAL MONEY MARKET FUNDS (Cost $2,925,332)		2,925,332

TOTAL INVESTMENTS (Cost $59,405,141) 99.63%		72,853,518

Other Assets In Excess of Liabilities - 0.37%		271,808

TOTAL NET ASSETS - 100.00%		73,125,326

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2017.

Ancora MicroCap Fund
Schedule of Investments
March 31, 2017

	Shares	Value
Common Stocks - 98.15%

Aerospace & Defense - 0.91%
Arotech Corp. (a)	52,500	154,875
		154,875

Banks - 2.83%
Banc of California, Inc.	7,500	155,250
MidSouth Bancorp Inc.	16,429	251,364
The Bancorp, Inc. (a)	15,016	76,582
		483,195

Biotechnology - 1.19%
Novelion Therapeutics Inc. (a)	19,000	204,060
		204,060

Capital Markets - 3.3%
Harris & Harris Group, Inc. (a)	150,542	218,286
MVC Capital, Inc.	38,472	345,863
		564,149

Chemicals - 1.4%
Landec Corp. (a)	20,000	240,000
		240,000

Commercial Banks - 0.48%
Boston Private Financial Holdings, Inc.	5,000	82,000
		82,000

Commercial Services & Supplies - 1.84%
Fuel Tech, Inc. (a)	35,000	35,700
Perma-Fix Environmental Services, Inc. (a)	88,626	279,172
		314,872

Communications Equipment - 2.48%
Aviat Networks, Inc. (a)	18,358	276,471
Oclaro, Inc. (a)	15,000	147,300
		423,771

Construction & Engineering - 6.94%
Layne Christensen Company (a)	36,757	324,932
Northwest Pipe Co. (a)	20,000	314,200
Orion Marine Group, Inc (a)	20,000	149,400
Sterling Construction Co., Inc. (a)	43,000	397,750
		1,186,282

Distributors - 1.83%
VOXX International Corp. Class A (a)	60,096	312,499
		312,499

Diversified Consumer Services - 0.5%
Lincoln Educational Services Corp. (a)	30,000	84,300
		84,300

Diversified Financial Services - 1.77%
Pico Holdings, Inc. (a)	21,570	301,980
		301,980

Diversified Telecommunications - 1.36%
Alaska Communications Systems Group, Inc. (a)	125,981	233,065
		233,065

Electronic Equipment, Instruments & Components - 12.13%
Electro Scientific Industries, Inc. (a)	57,500	400,775
Iteris, Inc. (a)	90,028	489,752
Kimball Electronics, Inc. (a)	9,250	156,788
Mace Security International, Inc. (a)(d)(e)(f)	150,000	60,000
Maxwell Technologies, Inc. (a)	40,000	232,400
Perceptron, Inc. (a)	15,000	125,100
Radisys Corp. (a)	32,000	128,000
Richardson Electronics Ltd.	50,006	301,036
Vicon Industries, Inc. (a)	55,958	20,704

Vishay Precision Group, Inc. (a)	10,000	158,000
		2,072,555

Energy Equipment & Services - 2.3%
Dawson Geophysical Co. (a)	25,040	139,222
Gulf Island Fabrication Inc.	22,000	254,100
		393,322

Food Products - 1.7%
Coffee Holding Company, Inc. (a)	62,500	290,625
		290,625

Health Care Equipment & Supplies - 5.71%
Digirad Corp.	90,892	481,728
Invacare Corp.	18,000	214,200
RTI Biologics, Inc. Com (a)	70,000	280,000
		975,928

Health Care Providers & Services - 0.09%
Interpace Diagnostics Group, Inc. (a)	5,321	13,994
		13,994

Hotels, Restaurants & Leisure - 1.13%
Dover Downs Gaming & Entertainment, Inc. (a)	20,000	21,000
Luby's, Inc. (a)	55,083	171,308
		192,308

Household Durables - 4.31%
Emerson Radio Corp. (a)	116,315	158,188
Natuzzi SpA ADR (a)(c)	133,354	383,366
Stanley Funiture Co., Inc. (a)	138,962	108,390
ZAGG, Inc. (a)	12,000	86,400
		736,345

IT Services - 0.99%
Ciber, Inc. (a)	100,000	40,000
Computer Task Group Inc.	23,500	129,720
		169,720

Insurance - 2.84%
State Auto Financial Corp.	7,500	205,875
United Insurance Holdings Corp.	17,500	279,125
		485,000

Internet Software & Services - 2.14%
Liquidity Services, Inc. (a)	10,000	80,000
Realnetworks, Inc. (a)	59,000	285,560
		365,560

Leisure Products - 4.98%
Black Diamond, Inc. (a)	31,500	171,675
Callaway Golf Co.	37,500	415,125
Jakks Pacific, Inc. (a)	48,000	264,000
		850,800

Life Sciences Tools & Services - 2.51%
Albany Molecular Research, Inc. (a)	25,000	350,750
Harvard Bioscience, Inc. (a)	30,000	78,000
		428,750

Machinery - 5.29%
FreightCar America, Inc.	17,000	213,010
Graham Corporation	5,000	115,000
LB Foster Co. - Class A	15,500	193,750
MFRI, Inc. (a)	17,500	139,125
Twin Disc, Inc.	7,500	154,275
Westport Fuel Systems Inc.	92,831	89,118
		904,278

Media- 0.36%
Ballantyne Strong, Inc. (a)	10,210	61,260
		61,260

Metals & Mining- 4.78%
Ampco-Pittsburgh Corp.	17,001	238,864
Endeavour Silver Corp. (a)	35,000	111,300
Universal Stainless & Alloy Products, Inc. (a)	27,500	467,500

		817,664

Oil, Gas & Consumable Fuels - 0.45%
Adams Resources & Energy, Inc.	779	29,096
Vaalco Energy, Inc. (a)	52,500	48,148
		77,243

Pharmaceuticals- 0.07%
Aralez Pharmaceuticals Inc. (a)	5,712	12,224
		12,224

Professional Services - 2.09%
Acacia Research Corporation (a)	10,000	57,500
CDI Corp.	35,000	299,250
		356,750

Semiconductors & Semiconductor Equipment - 7.22%
Amtech Systems, Inc. (a)	30,130	165,715
Axcelis Technologies, Inc. (a)	34,750	653,300
AXT, Inc. (a)	44,950	260,710
Kopin Corp. (a)	15,000	61,500
Rubicon Technology, Inc. (a)	46,000	38,318
Trio Tech International (a)	13,322	55,157
		1,234,700

Software - 1.79%
Allot Communications Ltd. (a)	18,000	85,680
Telenav, Inc. (a)	25,507	220,636
		306,316

Specialty Retail - 0.72%
Sears Hometown and Outlet Stores, Inc. (a)	22,000	85,800
TravelCenters of America LLC (a)	6,000	36,600
		122,400

Technology Harware, Storage & Peripheral - 0.84%
TransAct Technologies, Inc.	17,515	141,872
		141,872

Textiles, Apparel & Luxury Goods - 4.5%
Crocs, Inc. (a)	20,000	141,400
Lakeland Industries, Inc. (a)	58,450	628,338
		769,738

Thrifts & Mortgage Finance - 1.49%
Trustco Bank Corp.	32,500	255,125
		255,125

Trading Companies & Distributors - 0.91%
Houston Wire & Cable Company	23,000	155,250
		155,250

TOTAL COMMON STOCKS (Cost $15,057,422)		16,774,775

Money Market Funds - 7.62%
First American Funds Government Obligation Class Y 0.01% (b)	1,302,992	1,302,992
		1,302,992

TOTAL MONEY MARKET FUNDS (Cost $1,302,992)		1,302,992

TOTAL INVESTMENTS (Cost $16,360,415) 105.77%		18,077,767

Liabilities In Excess of Other Assets - -5.77%		(986,798)

TOTAL NET ASSETS - 100.00%		17,090,970

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2017.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chairman serves on the Board of Directors of this company.
(e) The Portfolio Manager of this Fund serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2017

	Shares	Value
Common Stocks - 52.31%

Aerospace & Defense - 1.39%
Arotech Corp. (a)	75,000	221,250
		221,250

Auto Components - 1.36%
Magna International Inc. (a)	5,000	215,800
		215,800

Banks - 2.28%
Regions Financial Corporation	25,000	363,250
		363,250

Building Products - 1.73%
Alpha Pro Tech Ltd (a)	100,000	275,000
		275,000

Capital Markets - 3.57%
Harris & Harris Group, Inc.	205,000	297,250
Waddell & Reed Financial, Inc.	16,000	272,000
		569,250

Communications Equipment - 1.48%
Ciena Corporation (a)	10,000	236,100
		236,100

Consumer Finance - 1.28%
Ally Financial, Inc. (a)	10,000	203,300
		203,300

Diversified Financial Services - 2.06%
Lincoln National Corporation	5,000	327,250
		327,250

Electrical Equipment - 4.91%
Associated Capital Group, Inc.	10,000	361,500
Capstone Turbine Corp. (a)	77,715	59,452
Enphase Energy, Inc.	100,000	137,000
Revolution Lighting Technologies, Inc. (a)	30,000	224,400
		782,352

Electronic Equipment, Instruments & Components - 10.06%
Iteris, Inc (a)	70,000	380,800
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	1,000,000
Vishay Precision Group, Inc. (a)	14,000	221,200
		1,602,000

Equity Real Estate Investment Trusts (REITs) - 3.22%
Ashford Hospitality Prime, Inc.	35,000	371,350
Colony NorthStar, Inc.	11,000	142,010
		513,360

Food Products - 0.72%
Nomad Foods Ltd.	10,000	114,500
		114,500

Health Care Providers & Services - 0.56%
AmerisourceBergen Corporation	1,000	88,500
		88,500

IT Services - 2.83%
Edgewater Technology Inc. (a) (e) (f)	12,000	89,400
PayPal Holdings, Inc. (a)	5,000	215,100
Xerox Corp.	20,000	146,800
		451,300

Industrial Conglomerates - 1.87%
General Electric Co	10,000	298,000
		298,000

Machinery - 0.83%
Trinity Industries Inc	5,000	132,750
		132,750

Media - 2%

Twenty-First Century Fox, Inc. (a)	10,000	317,800
		317,800

Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Road & Rail - 1.1%
Hertz Global Holdings, Inc. (a)	10,000	175,400
		175,400

Semiconductors & Semiconductor Equipment - 1.95%
NXP Semiconductors NV (a)	3,000	310,500
		310,500

Software - 0.77%
Synchronoss Technologies, Inc. (a)	5,000	122,000
		122,000

Specialty Retail - 1.76%
Office Depot, Inc.	60,000	279,900
		279,900

Textiles, Apparel & Luxury Goods - 2.36%
Lakeland Industries, Inc. (a)	35,000	376,250
		376,250

Thrifts & Mortgage Finance - 2.23%
MGIC Investment Corp.	35,000	354,550
		354,550

TOTAL COMMON STOCKS (Cost $7,040,682)		8,330,362

Investment Companies - 24.9%
Advent/Claymore Enhanced Growth & Income Fund	45,000	379,800
Boulder Growth & Income Fund, Inc.	50,000	465,000
Dividend and Income Fund	60,000	723,600
Equus Total Return, Inc.	100,000	249,000
Firsthand Technology Value Fund, Inc.	25,000	199,000
Korea Equity Fund, Inc. (a)	35,000	307,300
Liberty All Star Equity Fund	76,000	414,960
RMR Real Estate Income Fund Com	12,500	262,500

The Gabelli Healthcare & Wellness Trust	33,450	334,166
The Swiss Helvetia Fund Inc.	17,000	197,200
Virtus Total Return Fund	15,394	67,272
Zweig Fund Inc.	32,845	365,236
		3,965,034

TOTAL INVESTMENT COMPANIES (Cost $3,828,466.91)		3,965,034

Money Market Funds - 21.48%
First American Funds Government Obligation Class Y (b)	3,419,953	3,419,953
		3,419,953

TOTAL MONEY MARKET FUNDS (Cost $3,419,953)		3,419,953

TOTAL INVESTMENTS (Cost $14,022,363) 98.69%		15,715,349

Other Assets In Excess of Liabilities - 1.31%		208,481

TOTAL NET ASSETS - 100.00%		15,923,830

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2017.
(c) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.
(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.
(e) A Portfolio Manager of the Adviser serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2017 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$33,434,387	$910,559	$ (262,525)	$648,034
Ancora/Thelen Small-Mid Cap Portfolio	$59,405,141	$14,708,143	$ (1,259,766)	$13,448,377
Ancora MicroCap Portfolio	$16,360,415	$4,476,848	$ (2,759,495)	$1,717,353
Ancora Special Opportunities Portfolio	$14,022,363	$2,274,577	$ (581,591)	$1,692,986

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 34,082,422	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 34,082,422	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 72,853,518	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 72,853,518	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 18,077,767	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 18,077,767	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 15,715,349	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 15,715,349	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Anne Ogan

     Anne Ogan

     Chairman

Date: May 30, 2017